TIAA-CREF Funds	Supplement

TIAA-CREF Fixed-Income & Real Estate Securities Funds

SUPPLEMENT NO. 1
dated January 22, 2024 to the Summary Prospectuses dated August 1, 2023

SUPPLEMENT NO. 1
dated January 22, 2024 to the Summary Prospectus of the TIAA-CREF High-Yield Fund dated August 1, 2023, as amended and restated December 29, 2023

SUPPLEMENT NO. 2
dated January 22, 2024 to the Statutory Prospectus dated August 1, 2023

The Board of Trustees (the “Board”) of the TIAA-CREF Funds has approved a change in the following Funds’ names, effective May 1, 2024. Therefore, as of May 1, 2024, all references to the Funds in the Summary Prospectuses and Statutory Prospectus are hereby changed as follows:

Existing Name	New Name
TIAA-CREF Bond Index Fund	Nuveen Bond Index Fund
TIAA-CREF Core Bond Fund	Nuveen Core Bond Fund
TIAA-CREF Core Impact Bond Fund	Nuveen Core Impact Bond Fund
TIAA-CREF Core Plus Bond Fund	Nuveen Core Plus Bond Fund
TIAA-CREF 5-15 Year Laddered Tax-Exempt Bond Fund	Nuveen 5-15 Year Laddered Tax-Exempt Bond Fund
TIAA-CREF Green Bond Fund	Nuveen Green Bond Fund
TIAA-CREF High-Yield Fund	Nuveen High Yield Fund
TIAA-CREF Inflation-Linked Bond Fund	Nuveen Inflation Linked Bond Fund
TIAA-CREF Short Duration Impact Bond Fund	Nuveen Short Duration Impact Bond Fund
TIAA-CREF Short-Term Bond Fund	Nuveen Short Term Bond Fund
TIAA-CREF Short-Term Bond Index Fund	Nuveen Short Term Bond Index Fund
TIAA-CREF Money Market Fund	Nuveen Money Market Fund
TIAA-CREF Real Estate Securities Fund	Nuveen Real Estate Securities Select Fund

There will be no changes to the investment objectives, principal investment strategies, principal investment risks or portfolio management of the Funds in connection with these name changes.

The Board has also approved changes to the names of certain of the Funds’ share classes, effective May 6, 2024. Therefore, as of May 6, 2024, all references to the following share classes in the Summary Prospectuses and Statutory Prospectus are hereby changed as follows:

Existing Name	New Name
Institutional Class	Class R6
Advisor Class	Class I
Retail Class	Class A

Effective May 6, 2024, the following is a general summary of the initial and subsequent investment minimums for the newly renamed share classes for each Fund other than the TIAA-CREF 5–15 Year Laddered Tax-Exempt Bond Fund, although financial intermediaries may impose their own investment minimums and the Funds may reduce or waive the minimums in some cases:

	Class A	Class R6	Class I
Eligibility and Minimum Initial Investment

$2,500 for all accounts except:

• $2,000 for Traditional/Roth IRA accounts and Coverdell Education Savings Accounts.

• $250 for accounts opened through fee-based programs.

• No minimum for retirement plans.

Available only to certain investors as will be described in the prospectus and through fee-based programs.

$1 million for all accounts except:

• $1,000 for clients of financial intermediaries who charge such clients an ongoing fee for advisory, investment, consulting or related services.

Available only through fee-based programs and certain retirement plans, and to other limited categories of investors as will be described in the prospectus.

$100,000 for all accounts except:

• $250 for clients of financial intermediaries and family offices that have accounts holding Class I shares with an aggregate value of at least $100,000 (or that are expected to reach this level).

• No minimum for eligible retirement plans and certain other categories of eligible investors as will be described in the prospectus.

Minimum Additional Investment	$100	No minimum.	No minimum.

Effective May 6, 2024, the following is a general summary of the initial and subsequent investment minimums for the newly renamed share classes for the TIAA-CREF 5–15 Year Laddered Tax-Exempt Bond Fund, although financial intermediaries may impose their own investment minimums and the Fund may reduce or waive the minimums in some cases:

	Class A	Class R6	Class I
Eligibility and Minimum Initial Investment	$2,500

Available only to certain investors as will be described in the prospectus and through fee-based programs.

$1 million for all accounts except:

• $1,000 for clients of financial intermediaries who charge such clients an ongoing fee for advisory, investment, consulting or related services.

Available only through fee-based programs and certain retirement plans, and to other limited categories of investors as will be described in the prospectus.

$100,000 for all accounts except:

• $250 for clients of financial intermediaries and family offices that have accounts holding Class I shares with an aggregate value of at least $100,000 (or that are expected to reach this level).

• No minimum for eligible retirement plans and certain other categories of eligible investors as will be described in the prospectus.

Minimum Additional Investment	$100	No minimum.	No minimum.

Effective May 6, 2024, exchanges of shares of a Fund may be made for shares of the same class of other funds offered by the TIAA-CREF Funds and of funds advised by Nuveen Fund Advisors, LLC (the “Nuveen Funds”).

Further, the Board has approved the addition of a sales charge to be imposed on purchases of Retail Class shares of each Fund other than the TIAA-CREF Money Market Fund, effective May 6, 2024. Therefore, effective as of May 6, 2024, Retail Class shares will be available for purchase at the offering price, which will be the net asset value per share (“NAV”) plus an up-front sales charge. The up-front sales charges for the Retail Class shares of the TIAA-CREF Bond Index Fund, TIAA-CREF Core Bond Fund, TIAA-CREF Core Impact Bond Fund, TIAA-CREF Core Plus Bond Fund, TIAA-CREF Green Bond Fund and TIAA-CREF Inflation-Linked Bond Fund will be as follows:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Maximum Financial Intermediary Commission as % of Public Offering Price
Less than $50,000	3.75%	3.90%	3.25%
$50,000 but less than $100,000	3.50	3.63	3.00
$100,000 but less than $250,000	3.00	3.09	2.50
$250,000 but less than $500,000	2.00	2.04	1.75
$500,000 but less than $1,000,000	1.50	1.52	1.25
$1,000,000 and over*	—	—	1.00

* You can purchase $1 million or more of Retail Class shares at net asset value without an up-front sales charge. Nuveen Securities, LLC (the “Distributor”) pays financial intermediaries of record at a rate of 1.00% of the first $2.5 million, plus 0.75% of the next $2.5 million, plus 0.50% of the amount over $5 million, which includes an advance of the first year’s Rule 12b-1 fee. Unless you are eligible for a waiver, you may be assessed a contingent deferred sales charge (“CDSC”) of 1.00% if you redeem any of your shares within 18 months of purchase.

The up-front sales charges for the Retail Class shares of the TIAA-CREF 5–15 Year Laddered Tax-Exempt Bond Fund will be as follows:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Maximum Financial Intermediary Commission as % of Public Offering Price
Less than $50,000	3.00%	3.09%	2.50%
$50,000 but less than $100,000	2.50	2.56	2.00
$100,000 but less than $250,000	2.00	2.04	1.50
$250,000 and over*	—	—	1.00

* You can purchase $250,000 or more of Retail Class shares at net asset value without an up-front sales charge. Nuveen Securities, LLC (the “Distributor”) pays financial intermediaries of record at a rate of 1.00% of the first $2.5 million, plus 0.75% of the next $2.5 million, plus 0.50% of the amount over $5 million, which includes an advance of the first year’s Rule 12b-1 fee. Unless you are eligible for a waiver, you may be assessed a contingent deferred sales charge (“CDSC”) of 1.00% if you redeem any of your shares within 18 months of purchase.

The up-front sales charges for the Retail Class shares of the TIAA-CREF High-Yield Fund will be as follows:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Maximum Financial Intermediary Commission as % of Public Offering Price
Less than $50,000	4.75%	4.99%	4.25%
$50,000 but less than $100,000	4.50	4.71	4.00
$100,000 but less than $250,000	3.50	3.63	3.00
$250,000 but less than $500,000	2.50	2.56	2.25
$500,000 but less than $1,000,000	2.00	2.04	1.75
$1,000,000 and over*	—	—	1.00

* You can purchase $1 million or more of Retail Class shares at net asset value without an up-front sales charge. Nuveen Securities, LLC (the “Distributor”) pays financial intermediaries of record at a rate of 1.00% of the first $2.5 million, plus 0.75% of the next $2.5 million, plus 0.50% of the amount over $5 million, which includes an advance of the first year’s Rule 12b-1 fee. Unless you are eligible for a waiver, you may be assessed a contingent deferred sales charge (“CDSC”) of 1.00% if you redeem any of your shares within 18 months of purchase.

The up-front sales charges for the Retail Class shares of the TIAA-CREF Short Duration Impact Bond Fund, TIAA-CREF Short-Term Bond Fund and TIAA-CREF Short-Term Bond Index Fund will be as follows:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Maximum Financial Intermediary Commission as % of Public Offering Price
Less than $50,000	2.50%	2.56%	2.00%
$50,000 but less than $100,000	2.00	2.04	1.60
$100,000 but less than $250,000	1.50	1.52	1.20
$250,000 but less than $500,000	1.25	1.27	1.00
$500,000 and over*	—	—	0.70

* You can purchase $500,000 or more of Retail Class shares at net asset value without an up-front sales charge. Nuveen Securities, LLC (the “Distributor”) pays financial intermediaries of record at a rate of 0.70% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of the amount over $5 million, which includes an advance of the first year’s Rule 12b-1 fee. Unless you are eligible for a waiver, you may be assessed a contingent deferred sales charge (“CDSC”) of 0.70% if you redeem any of your shares within 12 months of purchase.

The up-front sales charges for the Retail Class shares of the TIAA-CREF Real Estate Securities Fund will be as follows:

Amount of Purchase	Sales Charge as % of Public Offering Price	Sales Charge as % of Net Amount Invested	Maximum Financial Intermediary Commission as % of Public Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50	4.71	4.00
$100,000 but less than $250,000	3.75	3.90	3.25
$250,000 but less than $500,000	2.75	2.83	2.50
$500,000 but less than $1,000,000	2.00	2.04	1.75
$1,000,000 and over*	—	—	1.00

* You can purchase $1 million or more of Retail Class shares at net asset value without an up-front sales charge. Nuveen Securities, LLC (the “Distributor”) pays financial intermediaries of record at a rate of 1.00% of the first $2.5 million, plus 0.75% of the next $2.5 million, plus 0.50% of the amount over $5 million, which includes an advance of the first year’s Rule 12b-1 fee. Unless you are eligible for a waiver, you may be assessed a contingent deferred sales charge (“CDSC”) of 1.00% if you redeem any of your shares within 18 months of purchase.

Shareholders with an account that holds Retail Class shares of a Fund prior to May 6, 2024 will not be subject to the sales charge or a CDSC on any future purchases or redemptions of Retail Class shares of that Fund or any other fund that is a series of the TIAA-CREF Funds or is a Nuveen Fund in their account. Such shareholders will be able to purchase and redeem Retail Class shares at NAV.

Supplemented prospectuses will be made available on May 6, 2024, which will more fully detail the investment minimums and other requirements of the newly renamed share classes as well as the sales charge on purchases of Retail Class shares.

This page is intentionally left blank.

This page is intentionally left blank.

A41586 (1/24)